Investments in Affiliates (Summarized Balance Sheet Information) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment In Affiliates [Abstract]
Equity Method Investment, Summarized Financial Information, Current Assets	$ 1,028	$ 945
Property, plant and equipment, net	10,778	10,979
Other assets	2,664	2,677
Total assets	14,470	14,601
Current Liabilities	1,039	1,662
Non-current liabilities	8,139	7,024
Equity	5,292	5,915
Total liabilities and equity	$ 14,470	$ 14,601